Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Trade and other receivables [abstract]
Trade receivables	$ 4,411	$ 4,450
Other receivables	1,168	1,946
Total	5,579	6,396
Current	5,426	6,059
Non-current	$ 153	$ 337